Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2019
Royalty, Stream And Other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
		2019
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	707,723	606,410	100,535	1,414,668
Acquisitions	41,529	48,573	-	90,102
NSR royalty on the Cariboo properties owned prior to the acquisition of Barkerville (Note 7)	(56,070)	-	-	(56,070)
Transfer	(10,000)	10,000	-	-
Disposal	(2,277)	-	(47,116)	(49,393)
Depletion	(20,908)	(23,335)	(2,766)	(47,009)
Impairment	(27,689)	(138,689)	(27,213)	(193,591)
Translation adjustments	(4,741)	(19,795)	(3,659)	(28,195)
Balance - December 31	627,567	483,164	19,781	1,130,512

Producing
Cost	604,950	509,179	18,792	1,132,921
Accumulated depletion and impairment	(345,521)	(141,826)	(13,001)	(500,348)
Net book value - December 31	259,429	367,353	5,791	632,573

Development
Cost	185,636	168,290	31,881	385,807
Accumulated depletion and impairment	-	(52,479)	(27,070)	(79,549)
Net book value - December 31	185,636	115,811	4,811	306,258

Exploration and evaluation
Cost	182,502	-	9,179	191,681
Accumulated depletion	-	-	-	-
Net book value - December 31	182,502	-	9,179	191,681
Total net book value - December 31	627,567	483,164	19,781	1,130,512

		2018
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	770,530	700,078	105,164	1,575,772
Acquisitions	109,670	31,431	-	141,101
Conversion	-	4,278	(4,278)	-
Disposal	-	(150,289)	-	(150,289)
Depletion	(26,972)	(21,217)	(4,423)	(52,612)
Impairment	(153,639)	-	(4,561)	(158,200)
Translation adjustments	8,134	42,129	8,633	58,896
Balance - December 31	707,723	606,410	100,535	1,414,668

Producing
Cost	510,738	489,407	68,072	1,068,217
Accumulated depletion and impairment	(297,137)	(33,502)	(10,665)	(341,304)
Net book value - December 31	213,601	455,905	57,407	726,913

Development
Cost	270,066	150,505	33,486	454,057
Accumulated depletion	-	-	-	-
Net book value - December	270,066	150,505	33,486	454,057

Exploration and evaluation
Cost	224,056	-	9,642	233,698
Accumulated depletion	-	-	-	-
Net book value - December 31	224,056	-	9,642	233,698
Total net book value - December 31	707,723	606,410	100,535	1,414,668